Note 20 - Dividends Paid	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of dividends [text block]
20.	DIVIDENDS PAID

For the quarter ended
June 30, 2019,
dividends of
$0.125
(
2018
-
$0.125
) per common share were declared by Just Energy. These dividends amounted to
$18,714
(
2018
-
$19,074
) and were approved by the Board of Directors and were paid out during the period.

For the quarter ended
June 30, 2019,
distributions of
$0.125
(
2018
-
$0.125
) per common share for share grants were declared by Just Energy. These distributions amounted to
$23
(
2018
-
$525
), which was paid in accordance with the terms of the Canadian and U.S. Plans during the period.

For the quarter ended
June 30, 2019,
dividends of
US$0.53125
(
2018
-
$0.53125
) per preferred share were declared by Just Energy. These dividends amounted to
$3,333
(
2018
-
$3,188
) and were approved by the Board of Directors and were paid out during the period.